Borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 12,061	€ 13,635
Current	1,379	1,692
Non-current	10,682	11,943
Fair value of borrowings	12,421	14,035
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,774	2,280
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 10,287	€ 11,355